SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Interest expense on lease liability	$ 13	$ 42
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	33
Interest expense on lease liability	$ 13
Right-of-use assets [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets		616
Interest expense on lease liability		$ 42